Disaggregation of Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Disaggregation of Revenue [Abstract]
Schedule of Revenue Disaggregated by Business and Geographic Segments, Based on Management’s Assessment of Available Data

The following tables present the Company’s revenue disaggregated by business and geographic segments, based on management’s assessment of available data:

	Financial years ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Revenue recognition at a single point in time:
Sale of crude oil	252,070	169,472	182,574
Sale of oil-based products	37,096	145,444	125,173
	289,166	314,916	307,747

Schedule of Financial Information Concerning our Geographic Segments	Summarized financial information concerning our geographic segments is shown in the following tables:
	Financial years ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Southeast Asia	37,096	30,908	—
East Asia	252,070	254,245	249,965
Middle East	—	29,763	57,782
	289,166	314,916	307,747